Report of the directors financial review risk report - Wholesale analysis (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
– United Kingdom | Wholesale
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
– United Kingdom | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ 103	£ 84
– United Kingdom | Allowance for ECL | Wholesale | Central scenario
Disclosure of financial assets [line items]
Financial assets	86	64
– United Kingdom | Allowance for ECL | Wholesale | Upside scenario
Disclosure of financial assets [line items]
Financial assets	69	51
– United Kingdom | Allowance for ECL | Wholesale | Downside scenario
Disclosure of financial assets [line items]
Financial assets	115	91
– United Kingdom | Allowance for ECL | Wholesale | Downside 2 scenario
Disclosure of financial assets [line items]
Financial assets	409	271
– United Kingdom | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(134,418)	(143,037)
– France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	60	94
– France | Allowance for ECL | Wholesale | Central scenario
Disclosure of financial assets [line items]
Financial assets	56	87
– France | Allowance for ECL | Wholesale | Upside scenario
Disclosure of financial assets [line items]
Financial assets	49	77
– France | Allowance for ECL | Wholesale | Downside scenario
Disclosure of financial assets [line items]
Financial assets	69	104
– France | Allowance for ECL | Wholesale | Downside 2 scenario
Disclosure of financial assets [line items]
Financial assets	85	124
– France | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ (133,984)	£ (148,417)